SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ConnectM Before Business Combination
Offering costs capitalized	$ 1,297,102	$ 474,162